OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

7. OTHER CURRENT ASSETS

The other current assets as of December 31, 2025 and 2024 consist of the following:

	As of December 31, 2025	As of December 31, 2024
Staff advance	$3,332	55,512
Deposit	3,847	-
VAT recoverable	540,016	-
Loan to the third party	633,587	943,376
Others	10,297	2,749
Subtotal	1,191,079	1,001,637
Less: allowance for credit losses	(636,501)	-
Total of other current assets	$554,578	1,001,637

	For the year ended December 31, 2025	For the year ended December 31, 2024
Balance as of the beginning of year	$-	126,875
Additions charged to bad debt expense	619,282	-
Effect of disposal subsidiaries	-	(126,875)
Translation adjustments	17,219	-
Balance as of the end of year	$636,501	-